Segment reporting (Tables)	12 Months Ended
Dec. 31, 2017
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Operating Revenue by Principal Geographic Area

resource allocations. Information concerning operating revenue by geographic area for the period ended December 31 is as follows (in millions):

	2017	2016	2015
North America	$610.0	$638.9	$559.6
Panama	413.5	371.6	374.2
Central America and the Caribbean	275.3	273.6	289.0
Brazil	363.7	245.4	290.6
Colombia	197.9	146.1	174.2
Others South America	667.2	546.2	566.1

	$2,527.6	$2,221.8	$2,253.7